Disclosures on equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about controls capital management [Abstract]
Disclosure of detailed information about controls capital management [Text Block]
The Company’s management controls capital management based on the following ratios:

CAPITAL MANAGEMENT	12/31/2018	12/31/2017	Description (1)	Calculation (1)
Net Financial Debt ThUS$	471,755	245,508	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities – Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	4.32	3.29	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
Net Debt / Capitalization	0.18	0.10	Net Financial Debt divided by Total Equity	Net financial debt / Total Equity
ROE	20.7%	19.1%	Profit for the year divided by Total Equity	LTM (2) Profit for the year / Equity
Adjusted EBITDA (ThUS$)	885,652	901,856	Adjusted EBITDA
Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax – Other income – Other gains (losses) - Share of Profit of associates and joint ventures accounted for using the equity method + Other expenses by function + Net impairment gains or reversal (losses) of financial assets – Finance income – Currency differences

EBITDA (ThUS$)	902,450	885,240	EBITDA	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax
ROA	20.31%	21.3%	(Adjusted EBITDA – Depreciation) divided by Total Assets net of financial resources less related parties’ investments	(LTM Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity-accounted Investments)
Indebtedness	1.00	0.91	Total Liabilities on Equity	Total Liabilities / Total Equity

(1) Assumes the absolute value of the accounting records
(2) Last 12 months

Disclosure of classes of share capital [text block]
Detail of types of capital in preference shares:

Type of capital in preferred shares	12/31/2018		12/31/2017
Description of type of capital in preferred shares	Series A	Series B	Series A	Series B
Number of authorized shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of subscribed, partially paid shares	-	-	-	-
Par value of shares in ThUS$	0.9435	2.8464	0.9435	2.8464
Increase (decrease) in the number of current shares	-	-	-	-
Number of current shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of shares owned by the entity or its subsidiaries or associates	-	-	-	-
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	-	-	-	-
Capital amount in shares ThUS$	134,750	342,636	134,750	342,636
Amount of premium issuance ThUS$	-	-	-	-
Amount of reserves ThUS$	-	-	-	-
Total number of subscribed shares, total	142,819,552	120,376,972	142,819,552	120,376,972

As of December 31, 2018 and December 31, 2017, the Company has not placed any new issuances of shares on the market.

19.3	Disclosures on reserves in equity

As of December 31, 2018 and December 31, 2017, this caption comprises the following:

	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion	(26,307)	(24,913)	(19,463)
Reserve for cash flow hedges	7,971	2,248	64
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	(1,111)	2,937	3,513
Reserve for actuarial gains or losses in defined benefit plans	(6,884)	(5,953)	(4,834)
Other reserves	11,332	11,332	7,832
Total other reserves	(14,999)	(14,349)	(12,888)

Disclosure of detailed information about movement in other reserves [Text Block]
Movements in other reserves and changes in interest were as follows:

Movements	Foreign currency translation difference	Gains from cash flow hedge		Losses from measurement of defined benefit plans		Gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
	Before taxes	Before taxes	Tax	Before taxes	Deferred taxes	Before taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of 1/1/2017	(19,463)	89	(25)	(5,446)	612	4,813	(1,300)	7,832	(12,175)	(713)	(12,888)

Statutory reserve subsidiaries	-	-	-	-	-	-	-	3,500	3,500	-	3,500
Currency translation associates and joint venture	(5,450)	-	-	-	-	-	-	-	(5,450)	-	(5.450)
Adjustment for actuarial gains and losses	-	-	-	(1,401)	282	-	-	-	(1.401)	282	(1,119)
Derivate financial instruments for hedging FVOCI	-	2,159	25	-	-	-	-	-	2,159	25	2,184
Investments in shares at FVOCI	-	-	-	-	-	(26)	(550)	-	(26)	(550)	(576)

Closing balance as of 12/31/2017	(24,913)	2,248	-	(6,847)	894	4,787	(1,850)	11,332	(13,393)	(956)	(14,349)

Currency translation associates and joint venture	(1,394)	-	-	-	-	-	-	-	(1.394)	-	(1,394)
Adjustment for actuarial gains and losses	-	-	-	(1.329)	398	-	-	-	(1.329)	398	(931)
Derivate financial instruments for hedging FVOCI	-	5,723	-	-	-	-	-	-	5,723	-	5,723
Investments in shares at FVOCI	-	-	-	-	-	(5.546)	1,498	-	(5.546)	1,498	(4,048)

Closing balance as of 12/31/2018	(26,307)	7,971	-	(8,176)	1,292	(759)	(352)	11,332	(15,939)	940	(14,999)

Disclosure of detailed information about legal reserves reported in the individual financial statements of the subsidiaries [Text Block]
(*) In the case of SQM Iberian S.A., the balance corresponds to the results obtained in the previous financial year which are presented as forming part of other reserves because of local regulations.

	12/31/2018	12/31/2017	12/31/2016
Subsidiary - Associate	ThUS$	ThUS$	ThUS$
SQM Iberian S.A. (*)	9,464	9,464	5,964
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	455	455	455
Doktor Tarsa Tarim Sanayi AS	305	305	305
Total	13,009	13,009	9,509

Corresponds to the acquisition of the subsidiary SQM Iberian S.A., which was already under Company ownership at the acquisition date (IAS 27 R).	(1,677)	(1,677)	(1,677)

Total Other reserves	11,332	11,332	7,832

Disclosure of dividends [text block]
The dividends presented as deducted from equity are as follows:
	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$
Dividends attributable to owners of the parent	823	55,501	3,014
Provisional dividend	331,199	317,243	225,000
Additional dividend	107,872	-	150,000
Dividend payable	109,669	110,529	-
Total	549,563	483,273	378,014